Consolidated Income Statement - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021 [1]
Profit or loss [abstract]
Revenue	$ 28,027	$ 25,832
Cost of sales	(12,784)	(10,963)
Gross profit	15,243	14,869
Distribution expenses	(3,076)	(2,791)
Sales and marketing expenses	(3,304)	(3,532)
Administrative expenses	(2,237)	(2,247)
Other operating income/(expenses)	478	470
Exceptional costs above profit from operations	(105)	(217)
Profit from operations	7,000	6,551
Finance cost	(2,962)	(3,191)
Finance income	694	845
Net finance income/(cost)	(2,268)	(2,346)
Share of result of associates	129	100
Exceptional share of results of associates	(1,143)	0
Profit before tax	3,718	4,305
Income tax expense	(1,244)	(1,231)
Profit of the period	2,474	3,074
Profit of the period attributable to:
Equity holders of AB InBev	1,692	2,458
Non-controlling interest	$ 782	$ 616
Basic earnings per share	$ 0.84	$ 1.23
Diluted earnings per share	$ 0.83	$ 1.2

[1]	Amended to conform to 2022 presentation.